Basis of Presentation	9 Months Ended
Jun. 30, 2015
Notes to Financial Statements
Note 1 - Basis of Presentation

The accompanying unaudited financial statements of Signal Bay, Inc. (the “Company”) have been prepared in accordance with accounting principles generally accepted in the United States of America and the rules of the Securities and Exchange Commission ("SEC"), and should be read in conjunction with the audited financial statements and notes thereto contained in the Company's registration statement filed with the SEC on Form 10. In the opinion of management, all adjustments, consisting of normal recurring adjustments, necessary for a fair presentation of financial position and the results of operations for the interim periods presented have been reflected herein. The results of operations for interim periods are not necessarily indicative of the results to be expected for the full year. Notes to the financial statements which would substantially duplicate the disclosure contained in the audited financial statements for the most recent fiscal year 2014 as reported in Form 10, have been omitted.

In regards to investments the company has chosen to use a Cost Method Investment accounting policy. The company accounts for these investments in accordance with ASC320 using historical cost method.